Offerings	Apr. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B
Amount Registered | shares	5,061,130,000
Maximum Aggregate Offering Price	$ 5,061,130,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 698,942.05
Offering Note	The total offering amount of $7,000,000,000 (or the equivalent in other currencies) of Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B offered under this Prospectus Supplement, supplementing the Prospectus filed as part of Registration Statement No. 333-276916 filed on February 7, 2024, is comprised of $5,061,130,000 aggregate principal amount of new securities and $1,938,870,000 in aggregate principal amount of unsold securities previously registered pursuant to a Prospectus Supplement filed under Rule 424(b)(3) on February 7, 2024. The total offering amount of $7,000,000,000 (or the equivalent in other currencies) of Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B is shared with Ford Motor Credit Company LLC's Euro Medium-Term Notes Due Nine Months or More from the Date of Issue, offered under the Prospectus Supplement dated April 30, 2026. The offering amount will decrease to the extent of securities sold under the Euro Medium-Term Notes Due Nine Months or More from the Date of Issue program. The net registration fee for the entire $7,000,000,000 is being paid herewith. The Proposed Maximum Offering Price Per Unit is estimated solely for the purposes of determining the amount of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes Due Nine Months or More from the Date of Issue -- Series B
Amount Registered | shares	1,938,870,000
Maximum Aggregate Offering Price	$ 1,938,870,000.00
Amount of Registration Fee	$ 286,177.21
Offering Note	The $286,177.21 of previously paid filing fees related to $1,938,870,000 in aggregate principal amount of unsold securities previously registered pursuant to a Prospectus Supplement filed under Rule 424(b)(3) on February 7, 2024, supplementing the Prospectus filed as part of Registration Statement No. 333-276916 filed on February 7, 2024. The Proposed Maximum Offering Price Per Unit is estimated solely for the purposes of determining the amount of the registration fees.